Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Under the 2013 Research Agreement with USC, the Company is obligated to make certain payments to USC based on work performed by USC under that agreement, and by Michigan under its subcontractor agreement with USC. (See Note 1)

Under the terms of the 2013 Amended License Agreement, the Company is required to make minimum royalty payments to Princeton. (See Note 1)

The Company has agreements with three executive officers which provide for certain cash and other benefits upon termination of employment of the officer in connection with a change in control of the Company. Each executive is entitled to a lump-sum cash payment equal to three times the sum of the average annual base salary also they are entitled to a cash bonus.

In November 2013, the Company entered into a 60-month lease agreement for its corporation facility in Arizona. Total rent expense for the year ended December 31, 2014 and 2013 was $80,584 and $44,665, respectively.

Future minimum lease payments are as follows:

Years ending December 31,
2015	$79,617
2016	81,925
2017	84,233
2018	71,797
2019	-
Thereafter	-
Total	$317,572